Accounts Receivable - Summary of Activity for Allowance for Doubtful Accounts (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Allowance For Doubtful Accounts Receivable Rollforward
Balance at the beginning of the year	₨ 40	$ 0.5	₨ 129
Provision created	241	3.2	40
Provision written off	(35)	(0.5)	(129)
Balance at the end of the year	₨ 246	$ 3.2	₨ 40